Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.5%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.20% (A), 07/18/2027 (B)	$ 7,443,805	$ 7,376,505
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (B)	779,185	774,836
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.48% (A), 10/18/2030 (B)	11,780,000	11,623,526
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	702,316	707,288
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.49% (A), 01/20/2030 (B)	2,743,714	2,687,221
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (B)	642,119	678,990
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (B)	921,130	966,817
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (B)	1,189,263	1,296,998
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (B)	2,551,305	2,589,916
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (A), 04/25/2057 (B)	647,205	651,868
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (B)	512,603	512,960
Series 2016-1A, Class A,
2.25%, 12/20/2033 (B)	2,008,367	2,007,362
Series 2019-1A, Class A,
2.89%, 11/20/2036 (B)	1,136,461	1,171,457
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (B)	12,340,000	12,209,311
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (B)	11,600,000	11,628,464
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (B)	1,240,000	1,241,825
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (B)	5,250,000	5,257,016
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.46% (A), 01/20/2031 (B)	3,600,000	3,542,036
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (B)	5,918,000	5,916,761
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (B)	5,918,000	5,918,506

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (B)	$ 270,279	$ 270,245
Series 2015-AA, Class A,
2.88%, 09/08/2027 (B)	587,985	588,782
Series 2018-A, Class A,
3.10%, 11/08/2030 (B)	2,049,980	2,083,292
Series 2018-A, Class B,
3.35%, 11/08/2030 (B)	1,677,242	1,684,363
Series 2019-A, Class A,
3.06%, 04/09/2038 (B)	1,132,877	1,155,330
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.37% (A), 07/20/2030 (B)	6,450,000	6,335,416
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 0.52% (A), 11/25/2046 (B)	654,312	604,765
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class A,
2.58%, 09/20/2032 (B)	419,499	419,510
Series 2016-2A, Class A,
2.33%, 07/20/2033 (B)	645,589	648,497
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (B)	1,839,177	1,829,530
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (A), 04/25/2055 (B)	422,850	425,468
Series 2015-5, Class A1B,
2.75% (A), 05/25/2055 (B)	2,664,627	2,682,576
Series 2015-6, Class A1B,
2.75% (A), 04/25/2055 (B)	1,790,942	1,817,961
Series 2016-2, Class A1A,
2.75% (A), 08/25/2055 (B)	2,051,399	2,095,631
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (B)	3,206,257	3,229,071
Series 2016-4, Class A1,
2.25% (A), 07/25/2056 (B)	2,494,194	2,519,457
Series 2017-1, Class A1,
2.75% (A), 10/25/2056 (B)	3,102,685	3,188,582
Series 2017-2, Class A1,
2.75% (A), 04/25/2057 (B)	3,598,393	3,672,943
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (B)	1,091,899	1,120,077
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (B)	9,745,345	10,091,502
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (B)	3,945,000	4,062,843
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (B)	2,642,922	2,633,073

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (B)	$ 3,699,017	$ 3,691,641
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.41% (A), 10/20/2028 (B)	7,991,408	7,925,919

Total Asset-Backed Securities (Cost $142,972,751)		143,536,137

CORPORATE DEBT SECURITIES - 36.6%
Aerospace & Defense - 0.8%
BAE Systems PLC
3.40%, 04/15/2030 (B)	2,003,000	2,258,355
Boeing Co.
3.50%, 03/01/2039	4,261,000	3,940,808
5.15%, 05/01/2030	3,665,000	3,998,693
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (B)	1,592,000	1,768,763
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	2,149,000	2,387,782

		14,354,401

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	186	175
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	2,911,974	2,854,928
JetBlue Pass-Through Trust
2.75%, 11/15/2033	4,325,607	4,067,320
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	166,696	166,906
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,703,595	2,495,712
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,951,176	1,605,421

		11,190,462

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	2,046,000	2,225,108

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	2,058,000	2,239,805
6.25%, 10/02/2043	811,000	965,919

		3,205,724

Banks - 5.7%
Banco Santander SA
2.75%, 05/28/2025	4,400,000	4,647,622
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (A), 06/19/2041, MTN	2,845,000	3,029,507
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	9,413,000	10,389,802
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,899,000	5,535,341
Barclays Bank PLC
10.18%, 06/12/2021 (B)	6,042,000	6,489,475
Barclays PLC
5.20%, 05/12/2026	1,652,000	1,877,812

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	$ 1,853,000	$ 1,930,001
CIT Group, Inc.
4.13%, 03/09/2021	555,000	557,081
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	7,839,000	8,835,315
Commerzbank AG
8.13%, 09/19/2023 (B)	5,316,000	6,142,535
Credit Agricole SA
3.25%, 01/14/2030 (B)	4,080,000	4,485,216
Credit Suisse AG
2.80%, 04/08/2022	1,995,000	2,073,242
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	4,622,000	4,956,105
Discover Bank
3.45%, 07/27/2026	4,042,000	4,424,529
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	2,645,000	2,690,413
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	2,945,000	3,099,190
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	3,006,000	3,274,100
Fixed until 04/22/2040, 3.11% (A), 04/22/2041	4,793,000	5,434,908
4.13%, 12/15/2026	4,481,000	5,250,909
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	2,121,000	2,218,013
Fixed until 07/09/2024, 3.87% (A), 07/09/2025	2,481,000	2,733,121
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (B)	3,037,000	3,250,943
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	1,911,000	2,155,993
Truist Financial Corp.
1.95%, 06/05/2030, MTN	2,786,000	2,936,448
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	7,425,000	8,414,436
Fixed until 06/15/2024 (D), 5.90% (A)	2,083,000	2,119,452

		108,951,509

Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	2,843,000	3,261,927
4.15%, 01/23/2025	842,000	960,839
4.44%, 10/06/2048	2,483,000	2,984,179
4.75%, 01/23/2029	2,909,000	3,580,153
Constellation Brands, Inc.
3.15%, 08/01/2029	1,485,000	1,643,948
3.70%, 12/06/2026	1,061,000	1,224,528
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	2,703,000	3,068,277
Pernod Ricard SA
4.45%, 01/15/2022 (B)	2,330,000	2,457,429
5.75%, 04/07/2021 (B)	2,364,000	2,449,049

		21,630,329

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	$ 1,317,000	$ 1,470,059
4.05%, 11/21/2039 (B)	1,787,000	2,198,792
Amgen, Inc.
2.20%, 02/21/2027	2,816,000	3,005,483
Biogen, Inc.
2.25%, 05/01/2030	1,859,000	1,940,695
Gilead Sciences, Inc.
4.15%, 03/01/2047	895,000	1,228,507

		9,843,536

Building Products - 0.2%
Carrier Global Corp.
2.72%, 02/15/2030 (B)	3,275,000	3,461,074

Capital Markets - 1.7%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	3,730,000	4,125,117
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	3,440,000	5,167,576
Lazard Group LLC
4.50%, 09/19/2028	4,899,000	5,690,481
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031, MTN	3,503,000	3,819,288
3.70%, 10/23/2024, MTN	4,716,000	5,269,803
5.00%, 11/24/2025	3,020,000	3,599,751
UBS AG
7.63%, 08/17/2022	4,959,000	5,553,482

		33,225,498

Chemicals - 0.2%
Syngenta Finance NV
3.93%, 04/23/2021 (B)	3,870,000	3,908,808

Commercial Services & Supplies - 0.5%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (B)	775,000	775,977
ERAC USA Finance LLC
2.70%, 11/01/2023 (B)	3,323,000	3,457,704
3.85%, 11/15/2024 (B)	2,280,000	2,491,744
Waste Connections, Inc.
2.60%, 02/01/2030	2,470,000	2,706,598

		9,432,023

Communications Equipment - 0.2%
Nokia OYJ
3.38%, 06/12/2022	3,636,000	3,754,170

Construction & Engineering - 1.2%
SBA Tower Trust
2.84%, 01/15/2050 (B)	13,033,000	13,601,425
3.17%, 04/09/2047 (B)	3,423,000	3,479,485
3.45%, 03/15/2048 (B)	4,919,000	5,156,631

		22,237,541

Construction Materials - 0.6%
CRH America Finance, Inc.
4.50%, 04/04/2048 (B)	2,162,000	2,501,847

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (B)	$ 4,153,000	$ 4,956,399
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	1,514,000	1,689,443
4.25%, 12/15/2047	2,304,000	2,756,751

		11,904,440

Consumer Finance - 0.4%
Ally Financial, Inc.
3.88%, 05/21/2024	2,337,000	2,496,882
American Express Co.
4.05%, 12/03/2042	1,567,000	2,076,620
BMW US Capital LLC
2.80%, 04/11/2026 (B)	3,613,000	3,911,502

		8,485,004

Containers & Packaging - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (B)	2,095,000	2,127,054

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	491,000	618,181

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	2,876,000	2,924,883
6.50%, 07/15/2025	736,000	789,801
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	5,865,000	6,008,004
Element Fleet Management Corp.
3.85%, 06/15/2025 (B)	2,390,000	2,515,723

		12,238,411

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.40%, 05/15/2025 (F)	4,687,000	5,213,561
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,295,000	2,409,750
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	2,673,000	2,880,104
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	1,065,888
Verizon Communications, Inc.
3.50%, 11/01/2024	5,863,000	6,535,138
5.50%, 03/16/2047	5,378,000	8,366,719

		26,471,160

Electric Utilities - 1.9%
Appalachian Power Co.
3.40%, 06/01/2025	3,399,000	3,779,299
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	345,000	460,436
DTE Electric Co.
4.30%, 07/01/2044	4,094,000	5,472,880
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	9,107,000	10,888,585
Duke Energy Progress LLC
3.60%, 09/15/2047	1,530,000	1,900,506
Entergy Arkansas LLC
3.70%, 06/01/2024	838,000	926,195
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	2,542,000	2,686,598
5.30%, 06/01/2042	397,000	604,923

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,745,000	$ 2,754,795
PacifiCorp
3.60%, 04/01/2024	3,188,000	3,490,116
5.75%, 04/01/2037	301,000	449,015
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	1,628,000	1,804,002

		35,217,350

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.
2.80%, 02/15/2030	2,790,000	3,073,647
Arrow Electronics, Inc.
3.88%, 01/12/2028	2,026,000	2,210,457
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,952,000	4,671,575

		9,955,679

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	3,648,000	4,027,542
Schlumberger Investment SA
3.65%, 12/01/2023	629,000	683,259

		4,710,801

Equity Real Estate Investment Trusts - 1.6%
American Tower Trust #1
3.65%, 03/15/2048 (B)	2,000,000	2,170,858
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	2,578,000	2,775,191
Equinix, Inc.
5.38%, 05/15/2027	2,855,000	3,141,471
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	2,441,000	2,574,018
Healthpeak Properties, Inc.
3.50%, 07/15/2029	2,242,000	2,528,814
Highwoods Realty, LP
3.05%, 02/15/2030	3,133,000	3,247,490
Life Storage, LP
4.00%, 06/15/2029	2,326,000	2,635,250
Prologis, LP
2.13%, 04/15/2027	1,391,000	1,491,452
Realty Income Corp.
3.25%, 01/15/2031	1,317,000	1,477,761
Service Properties Trust
5.00%, 08/15/2022	4,215,000	4,161,600
Weyerhaeuser Co.
4.00%, 04/15/2030	3,090,000	3,594,560

		29,798,465

Food & Staples Retailing - 0.5%
Sysco Corp.
3.30%, 07/15/2026	3,329,000	3,614,638
Walmart, Inc.
3.63%, 12/15/2047	4,540,000	6,021,443

		9,636,081

Food Products - 0.2%
Campbell Soup Co.
2.38%, 04/24/2030	3,596,000	3,809,057

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories
1.40%, 06/30/2030	1,391,000	1,429,310

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Alcon Finance Corp.
2.75%, 09/23/2026 (B)	$ 1,862,000	$ 2,041,385
Boston Scientific Corp.
4.70%, 03/01/2049	2,810,000	3,966,581
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	2,900,000	3,172,919
Stryker Corp.
1.95%, 06/15/2030	2,808,000	2,918,687

		13,528,882

Health Care Providers & Services - 1.3%
Anthem, Inc.
2.25%, 05/15/2030	2,615,000	2,768,571
Centene Corp.
3.38%, 02/15/2030	2,847,000	3,014,261
Cigna Corp.
2.40%, 03/15/2030	2,542,000	2,711,781
CVS Health Corp.
3.75%, 04/01/2030	3,846,000	4,512,205
HCA, Inc.
4.13%, 06/15/2029	1,049,000	1,227,806
5.25%, 04/15/2025	1,007,000	1,172,997
Health Care Service Corp.
2.20%, 06/01/2030 (B)	1,628,000	1,676,295
Quest Diagnostics, Inc.
4.20%, 06/30/2029	4,194,000	5,092,848
UnitedHealth Group, Inc.
2.00%, 05/15/2030	2,395,000	2,552,958

		24,729,722

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	3,547,000	3,782,090

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.
3.75%, 12/01/2027	2,099,000	2,370,751
General Electric Co.
6.88%, 01/10/2039, MTN	2,063,000	2,679,241

		5,049,992

Insurance - 1.5%
American International Group, Inc.
4.20%, 04/01/2028	2,783,000	3,290,930
4.25%, 03/15/2029	2,220,000	2,637,446
Aon Corp.
2.80%, 05/15/2030	2,886,000	3,164,379
CNA Financial Corp.
3.90%, 05/01/2029	2,494,000	2,847,169
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	3,936,000	4,260,585
Markel Corp.
3.35%, 09/17/2029	4,808,000	5,278,949
Progressive Corp.
3.20%, 03/26/2030	1,466,000	1,716,669
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	5,272,000	5,956,878

		29,153,005

Interactive Media & Services - 0.5%
Baidu, Inc.
4.38%, 05/14/2024	5,327,000	5,886,868
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (B)	3,690,000	3,938,102

		9,824,970

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	$ 2,325,000	$ 2,302,366

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029 (C)	1,699,000	2,035,418
Fiserv, Inc.
3.50%, 07/01/2029	3,077,000	3,561,004

		5,596,422

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	1,528,000	2,245,996

Machinery - 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	760,000	794,768
Xylem, Inc.
1.95%, 01/30/2028	1,786,000	1,856,594

		2,651,362

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	2,022,000	2,450,162
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	2,020,000	1,979,600
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (B) (D)	2,806,000	2,827,045
NBCUniversal Media LLC
4.45%, 01/15/2043	3,081,000	4,141,923

		11,398,730

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	3,796,000	4,223,422
4.75%, 04/10/2027 (B)	905,000	1,041,359
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,196,010

		6,460,791

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	2,683,000	2,935,944
CMS Energy Corp.
3.88%, 03/01/2024	407,000	446,332
4.88%, 03/01/2044	547,000	753,915
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,171,000	1,223,830

		5,360,021

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	6,320,000	6,938,261
Energy Transfer Operating, LP
4.90%, 02/01/2024	1,606,000	1,720,384
5.15%, 03/15/2045	936,000	907,059
5.95%, 10/01/2043	725,000	734,897
7.60%, 02/01/2024	2,269,000	2,604,583
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,576,000	6,374,870
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	3,919,000	4,309,664

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen, Inc.
5.88%, 03/10/2035	$ 110,000	$ 158,736
Noble Energy, Inc.
3.25%, 10/15/2029	2,295,000	2,580,805
Occidental Petroleum Corp.
5.55%, 03/15/2026	6,303,000	6,325,060
Petroleos Mexicanos
6.84%, 01/23/2030 (B)	4,604,000	4,281,720
6.88%, 08/04/2026	2,785,000	2,771,938
7.69%, 01/23/2050 (B)	641,000	563,631
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,738,000	1,716,817
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,621,000	1,784,219
Shell International Finance BV
2.50%, 09/12/2026	3,680,000	4,009,602
3.75%, 09/12/2046	1,603,000	1,951,275
Williams Cos., Inc.
5.40%, 03/04/2044	614,000	734,342
7.88%, 09/01/2021	601,000	646,262

		51,114,125

Pharmaceuticals - 1.1%
AstraZeneca PLC
2.38%, 06/12/2022	3,080,000	3,183,841
4.00%, 01/17/2029	1,224,000	1,496,045
4.38%, 08/17/2048	1,339,000	1,903,659
Bayer US Finance II LLC
4.38%, 12/15/2028 (B)	2,430,000	2,873,150
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	1,443,000	1,638,906
Merck & Co., Inc.
3.40%, 03/07/2029	1,699,000	2,007,759
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	3,325,000	4,176,113
Upjohn, Inc.
2.30%, 06/22/2027 (B)	1,396,000	1,467,026
Zoetis, Inc.
2.00%, 05/15/2030	1,822,000	1,928,079

		20,674,578

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	2,246,000	2,398,066
Experian Finance PLC
2.75%, 03/08/2030 (B)	2,782,000	3,057,062

		5,455,128

Road & Rail - 0.5%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (B)	5,789,000	5,121,590
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	3,489,000	4,353,415

		9,475,005

Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.
2.88%, 05/11/2024	1,960,000	2,121,066
KLA Corp.
3.30%, 03/01/2050	2,434,000	2,726,790
Lam Research Corp.
1.90%, 06/15/2030	2,076,000	2,199,862
3.75%, 03/15/2026	3,036,000	3,512,316
Micron Technology, Inc.
2.50%, 04/24/2023	1,410,000	1,472,074

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
2.85%, 04/01/2030	$ 2,695,000	$ 3,018,145
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (B)	1,277,000	1,409,213
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	5,043,000	5,835,185
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (B)	2,585,000	2,762,564
Xilinx, Inc.
2.38%, 06/01/2030	2,775,000	3,007,239

		28,064,454

Software - 0.6%
Adobe, Inc.
2.15%, 02/01/2027	2,565,000	2,790,287
Infor, Inc.
1.75%, 07/15/2025 (B)	2,869,000	2,957,366
Intuit, Inc.
1.35%, 07/15/2027	1,953,000	2,001,155
Microsoft Corp.
3.30%, 02/06/2027	2,908,000	3,370,252

		11,119,060

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.
2.65%, 05/11/2050	2,086,000	2,301,932
2.85%, 02/23/2023	3,138,000	3,326,812
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	2,344,000	2,748,514
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	2,674,000	2,935,110
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	488,000	523,869
Western Digital Corp.
4.75%, 02/15/2026	5,945,000	6,458,470

		18,294,707

Tobacco - 0.5%
Altria Group, Inc.
3.40%, 05/06/2030	2,434,000	2,720,420
BAT Capital Corp.
3.22%, 08/15/2024	3,132,000	3,384,421
4.91%, 04/02/2030	2,324,000	2,803,538

		8,908,379

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
3.13%, 07/16/2022	2,675,000	2,792,454
4.38%, 07/16/2042	2,100,000	2,698,115
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	3,550,000	3,608,694
3.72%, 07/15/2043 (B)	3,233,000	3,377,991
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,605,500
7.88%, 09/15/2023	1,290,000	1,496,400
T-Mobile USA, Inc.
3.88%, 04/15/2030 (B)	3,813,000	4,366,838

		19,945,992

Total Corporate Debt Securities (Cost $635,505,596)		697,527,643

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (C)	$ 1,440,000	$ 1,551,600

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	2,200,000	2,679,600

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	863,663
4.50%, 01/28/2026	5,050,000	5,611,812

		6,475,475

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (B)	4,060,000	4,692,792
5.38%, 10/17/2023 (B)	900,000	1,010,925

		5,703,717

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	4,987,000	5,350,004

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	1,335,000	1,546,931

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,310,475

Poland - 0.0% (E)
Republic of Poland Government International Bond
3.00%, 03/17/2023	500,000	531,578

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (B)	913,000	985,426

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (B)	2,547,000	2,591,878

Total Foreign Government Obligations (Cost $26,331,589)		28,726,684

MORTGAGE-BACKED SECURITIES - 10.4%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 0.48% (A), 08/25/2035	528,776	450,678
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	868,438	838,296
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 0.82% (A), 11/20/2035	533,616	473,326
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,392,456	3,245,905
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	949,966	714,772
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.15% (A), 03/20/2035	7,858	7,960

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	$ 9,060,000	$ 8,478,099
Series 2012-TFT, Class C,
3.47% (A), 06/05/2030 (B)	7,195,000	5,093,235
BBCMS Mortgage Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (B)	2,530,000	2,519,834
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (B)	1,100,000	1,137,372
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
3.86% (A), 11/25/2034	29,285	27,591
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.87% (A), 02/25/2034	35,558	34,576
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 0.75% (A), 04/25/2035	103,404	91,793
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	874,201	939,323
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,240,868
Citigroup Mortgage Loan Trust
Series 2015-PS1, Class A1,
3.75% (A), 09/25/2042 (B)	790,946	813,883
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	486,152	510,902
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	1,454,411	1,495,405
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (B)	2,903,224	3,050,106
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (A), 08/10/2050	565,000	618,926
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (B)	218,859	217,932
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (B)	4,005,000	3,805,272
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	5,097,786
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (B)	8,340,000	8,918,392
Series 2016-GCT, Class C,
3.46% (A), 08/10/2029 (B)	4,900,000	4,906,450
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (B)	7,035,000	6,834,938
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.33% (A), 12/27/2036 (B)	905,605	881,555
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.84% (A), 12/27/2035 (B)	1,935,872	1,928,865
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (B)	6,050,000	6,004,439
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.26% (A), 03/18/2035	16,293	15,566

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (A), 04/10/2031 (B)	$ 4,664,567	$ 4,602,622
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 0.75% (A), 06/19/2034	229,411	225,586
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (B)	4,498,000	4,576,369
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.97% (A), 10/25/2034	13,200	12,970
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.31% (A), 08/25/2037	372,701	302,220
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (B)	6,531,358	4,997,224
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (B)	4,800,000	1,200,000
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.99% (A), 02/25/2034	28,369	27,838
Series 2006-A2, Class 5A1,
4.01% (A), 11/25/2033	19,899	20,016
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	194,555	121,805
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
3.71% (A), 11/25/2035 (B)	276,292	208,673
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.81% (A), 10/25/2028	13,965	13,602
Series 2004-A1, Class 2A1,
3.71% (A), 02/25/2034	77,731	76,883
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 0.44% (A), 04/25/2035	2,398	2,392
Series 2005-A4, Class 2A2,
2.79% (A), 07/25/2035	79,392	74,813
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,861,277
Series 2013-C11, Class B,
4.35% (A), 08/15/2046	1,035,000	1,041,541
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (B)	13,747,000	13,683,465
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (A), 07/26/2048 (B)	2,057,613	2,058,019
Series 2014-R4, Class 4A,
3.87% (A), 11/21/2035 (B)	352,973	350,314
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.57% (A), 08/15/2034 (B)	16,983,809	16,261,927
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (A), 12/25/2052 (B)	1,390,281	1,433,775

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (B)	$ 594,735	$ 636,445
Series 2014-2A, Class A3,
3.75% (A), 05/25/2054 (B)	467,306	501,304
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (B)	1,529,863	1,635,674
Series 2015-2A, Class A1,
3.75% (A), 08/25/2055 (B)	2,140,804	2,285,943
Series 2016-2A, Class A1,
3.75% (A), 11/26/2035 (B)	2,023,446	2,165,163
Series 2016-3A, Class A1B,
3.25% (A), 09/25/2056 (B)	2,735,533	2,880,258
Series 2017-1A, Class A1,
4.00% (A), 02/25/2057 (B)	3,374,486	3,641,979
Series 2017-2A, Class A3,
4.00% (A), 03/25/2057 (B)	1,478,907	1,594,166
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	8,340,498	8,960,915
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (B)	3,056,917	3,279,449
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (B)	1,549,749	1,658,521
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (B)	11,002,136	11,651,572
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (B)	2,672,196	2,799,015
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (B)	10,807,000	11,212,147
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (B)	6,500,000	5,099,349
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (A), 01/11/2037 (B)	4,200,000	3,242,460
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 0.36% (A), 05/25/2047	493,689	440,651
RBSSP Resecuritization Trust
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 0.58% (A), 06/26/2037 (B)	74,959	74,570
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.32% (A), 07/25/2035	270,719	197,920
Series 2007-3, Class 3A1,
3.93% (A), 04/25/2047	708,085	460,274
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.89% (A), 01/19/2034	21,163	20,253
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	6,983,000	7,069,090
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 0.75% (A), 07/25/2045	28,303	26,523
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 2.13% (A), 07/25/2047	104,212	8,484

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	$ 3,000,000	$ 2,968,355

Total Mortgage-Backed Securities (Cost $208,978,435)		199,057,856

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.5%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	585,704
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,270,000	2,161,946
7.60%, 11/01/2040	2,820,000	5,293,704
7.70%, 11/01/2030	1,650,000	1,678,463
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	484,180

		10,203,997

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	290,000	440,945

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	431,000	760,267

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	469,612
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	574,685
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	474,299
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	805,273

		2,323,869

Total Municipal Government Obligations (Cost $11,365,492)		13,729,078

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.1%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 3.02% (A), 05/01/2037	28,300	28,922
6-Month LIBOR + 1.57%, 3.27% (A), 04/01/2037	46,505	47,716
6-Month LIBOR + 1.57%, 3.45% (A), 02/01/2037	4,793	4,828

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
12-Month LIBOR + 1.66%, 3.70% (A), 01/01/2038	$ 69,197	$ 72,514
6-Month LIBOR + 2.12%, 3.71% (A), 05/01/2037	6,597	6,672
12-Month LIBOR + 1.75%, 3.76% (A), 12/01/2034	10,670	11,213
12-Month LIBOR + 1.90%, 3.90% (A), 02/01/2041	100,742	104,796
12-Month LIBOR + 1.73%, 3.98% (A), 09/01/2035	243,535	254,631
12-Month LIBOR + 1.80%, 4.05% (A), 09/01/2037	13,255	13,917
5.00%, 12/01/2035	339,984	390,717
6.00%, 05/01/2031	236,114	269,728
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	9,082,040	9,758,965
3.01%, 07/25/2025	12,812,000	14,166,512
3.06% (A), 08/25/2024	4,990,000	5,415,671
3.17%, 10/25/2024	2,140,000	2,356,155
3.49%, 01/25/2024	6,965,000	7,600,441
Federal National Mortgage Association
6-Month LIBOR + 1.51%, 2.64% (A), 01/01/2035	8,150	8,365
6-Month LIBOR + 0.93%, 2.70% (A), 08/01/2037	2,812	2,825
6-Month LIBOR + 1.53%, 3.40% (A), 08/01/2034	1,740	1,746
3.50%, 07/01/2028 - 01/01/2029	2,014,734	2,154,170
12-Month LIBOR + 1.75%, 3.75% (A), 03/01/2041	60,424	60,803
12-Month LIBOR + 1.74%, 3.78% (A), 08/01/2035	25,859	27,143
12-Month LIBOR + 1.82%, 3.82% (A), 03/01/2041	32,504	32,760
4.50%, 02/01/2025 - 04/01/2025	100,144	106,291
5.00%, 04/01/2039 - 11/01/2039	8,795,107	10,106,939
5.50%, 04/01/2036 - 12/01/2041	4,091,828	4,798,996
6.00%, 02/01/2034 - 01/01/2040	3,650,988	4,296,632
6.50%, 06/01/2038 - 05/01/2040	1,527,692	1,787,863
Government National Mortgage Association, Interest Only STRIPS
0.74% (A), 02/16/2053	4,707,677	188,042
Uniform Mortgage-Backed Security
2.00%, TBA (G)	43,469,000	45,151,368
2.50%, TBA (G)	28,633,000	30,071,945
3.00%, TBA (G)	105,860,000	111,984,166
3.50%, TBA (G)	88,085,000	92,888,385
4.00%, TBA (G)	18,536,000	19,691,604

Total U.S. Government Agency Obligations (Cost $358,486,018)		363,863,441

U.S. GOVERNMENT OBLIGATIONS - 21.8%
U.S. Treasury - 18.1%
U.S. Treasury Bond
2.00%, 02/15/2050 (C)	8,580,000	10,308,401
2.25%, 08/15/2046	3,501,000	4,343,291
2.38%, 11/15/2049	2,198,000	2,844,349
2.50%, 02/15/2045 - 05/15/2046	46,751,200	60,336,484
2.75%, 08/15/2042 - 08/15/2047 (C)	27,943,400	37,435,438
2.75%, 11/15/2047	1,522,000	2,081,454
2.88%, 08/15/2045 (C)	6,203,000	8,519,433
2.88%, 05/15/2049	3,692,500	5,223,301
3.00%, 05/15/2042 (C)	9,875,000	13,639,844
3.00%, 08/15/2048	3,727,300	5,353,335

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.13%, 02/15/2042 - 05/15/2048	$ 11,750,200	$ 16,552,249
3.50%, 02/15/2039	10,202,000	14,810,435
3.63%, 02/15/2044	20,901,600	31,787,578
4.50%, 02/15/2036 (C)	6,799,200	10,600,112
4.75%, 02/15/2037	3,783,000	6,149,296
5.25%, 02/15/2029	12,153,100	17,026,208
U.S. Treasury Note
0.13%, 05/31/2022	2,637,000	2,637,309
0.25%, 05/31/2025 (C)	3,253,000	3,260,243
0.63%, 05/15/2030 (C)	6,743,000	6,798,840
1.50%, 02/15/2030	18,973,700	20,707,274
1.63%, 08/15/2029 (C)	4,823,000	5,304,358
1.75%, 05/15/2023 - 11/15/2029 (C)	6,790,200	7,400,043
2.25%, 11/15/2025 (C)	2,711,500	2,994,936
2.25%, 11/15/2027	14,589,400	16,520,786
2.38%, 02/29/2024	1,579,000	1,704,456
2.63%, 12/15/2021 - 02/15/2029 (C)	4,153,400	4,626,230
2.75%, 02/15/2028	6,022,000	7,062,442
2.88%, 05/15/2028 (C)	9,871,100	11,714,605
2.88%, 08/15/2028	5,293,700	6,306,327

		344,049,057

U.S. Treasury Inflation-Protected Securities - 3.7%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	8,497,382	10,336,868
2.50%, 01/15/2029	19,585,597	25,631,014
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	32,823,120	34,886,281

		70,854,163

Total U.S. Government Obligations (Cost $343,194,708)		414,903,220

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.64% (A)	52,502	1,417,554

Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (A)	7,998	180,595

Total Preferred Stocks (Cost $1,614,154)		1,598,149

	Principal	Value
COMMERCIAL PAPER - 13.1%
Banks - 3.9%
DBS Bank, Ltd.
0.27% (H), 10/02/2020	$ 14,000,000	13,993,490
DNB Bank ASA
0.22% (H), 10/07/2020	7,150,000	7,147,072
Korea Development Bank
0.23% (H), 10/05/2020	13,000,000	12,994,601
Macquarie Bank, Ltd.
0.25% (H), 10/08/2020	6,400,000	6,396,978
Manhattan Asset Funding Co. LLC
0.23% (H), 10/13/2020	7,000,000	6,996,735
0.25% (H), 08/04/2020 - 09/01/2020	10,600,000	10,598,302
Sumitomo Mitsui Brokerage Corp.
0.21% (H), 10/29/2020	15,500,000	15,491,953

		73,619,131

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets - 0.9%
Cedar Springs Capital Co. LLC
0.30% (H), 08/20/2020	$ 18,000,000	$ 17,997,150

Diversified Financial Services - 7.4%
Anglesea Funding PLC
0.30% (H), 08/19/2020	15,670,000	15,667,649
Barton Capital Corp.
0.27% (H), 08/28/2020	18,000,000	17,996,355
Cancara Asset Securitisation LLC
0.24% (H), 10/01/2020	14,000,000	13,994,307
0.30% (H), 08/05/2020	4,000,000	3,999,867
Crown Point Capital Co.
0.32% (H), 08/20/2020	883,000	882,851
Gotham Funding Corp.
0.25% (H), 08/10/2020	15,380,000	15,379,039
Le Fayette Asset Securitization LLC
0.25% (H), 08/14/2020	17,000,000	16,998,465
0.26% (H), 10/02/2020	850,000	849,619
Lexington Parker Capital Co. LLC
0.33% (H), 08/10/2020	2,000,000	1,999,835
LMA Americas LLC
0.30% (H), 08/04/2020	18,000,000	17,999,550
Mont Blanc Capital Corp.
0.29% (H), 08/13/2020	18,000,000	17,998,260
Sheffield Receivable
0.25% (H), 09/01/2020	10,800,000	10,797,675
Starbird Funding Corp.
0.23% (H), 09/02/2020	5,450,000	5,448,886

		140,012,358

Oil, Gas & Consumable Fuels - 0.9%
Exxon Mobil Corp.
0.30% (H), 08/19/2020	4,000,000	3,999,400
Total Capital Canada, Ltd.
0.66% (H), 08/04/2020	13,330,000	13,329,278

		17,328,678

Total Commercial Paper (Cost $248,957,317)		248,957,317

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill
0.14% (H), 10/01/2020	61,000,000	60,986,046
0.17% (H), 09/10/2020	1,000,000	999,815

Total Short-Term U.S. Government Obligations (Cost $61,985,861)		61,985,861

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (H)	31,107,905	31,107,905

Total Other Investment Company (Cost $31,107,905)		31,107,905

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.00% (H), dated 07/31/2020, to be repurchased at $23,959,702 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $24,438,955.

$ 23,959,702	$ 23,959,702

Total Repurchase Agreement (Cost $23,959,702)	23,959,702

Total Investments (Cost $2,094,459,528)	2,228,952,993
Net Other Assets (Liabilities) - (17.0)%	(323,741,376)

Net Assets - 100.0%	$ 1,905,211,617

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$143,536,137	$—	$143,536,137
Corporate Debt Securities	—	697,527,643	—	697,527,643
Foreign Government Obligations	—	28,726,684	—	28,726,684
Mortgage-Backed Securities	—	199,057,856	—	199,057,856
Municipal Government Obligations	—	13,729,078	—	13,729,078
U.S. Government Agency Obligations	—	363,863,441	—	363,863,441
U.S. Government Obligations	—	414,903,220	—	414,903,220
Preferred Stocks	1,598,149	—	—	1,598,149
Commercial Paper	—	248,957,317	—	248,957,317
Short-Term U.S. Government Obligations	—	61,985,861	—	61,985,861
Other Investment Company	31,107,905	—	—	31,107,905
Repurchase Agreement	—	23,959,702	—	23,959,702

Total Investments	$32,706,054	$2,196,246,939	$—	$2,228,952,993

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $504,045,406, representing 26.5% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $93,033,363, collateralized by cash collateral of $31,107,905 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $63,817,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Restricted security. At July 31, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	AT&T, Inc. 3.40%, 05/15/2025	04/23/2015 - 03/24/2017	$4,634,021	$5,213,561	0.3%

(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at July 31, 2020.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 13